PREFERRED STOCK (Details) (Predecessor [Member], USD $)	Dec. 30, 2011
Predecessor [Member]
Equity [Line Items]
Senior preferred stock, shares authorized (in shares)	20,000,000
Senior preferred stock, par value (in dollars per share)	$ 0.01
Senior preferred stock, shares outstanding (in shares)	0